Related party and employee transactions (Details)			1 Months Ended				6 Months Ended	12 Months Ended		16 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 28, 2010 Yong Cui [Member] USD ($)	Feb. 28, 2010 Yong Cui [Member] CNY	Dec. 31, 2006 Yong Cui [Member] USD ($)	Dec. 31, 2006 Yong Cui [Member] CNY	Jun. 30, 2013 Yong Cui [Member] USD ($)	Dec. 31, 2012 Yong Cui [Member] USD ($)	Dec. 31, 2011 Yong Cui [Member] USD ($)	Apr. 30, 2012 Yong Cui [Member] USD ($)	Jun. 30, 2013 Omer Ozden [Member] USD ($)
Related Party Transaction [Line Items]
Advances to employees		$ 133,377
Related Party Transaction, Amounts of Transaction			$ 77,382	500,000	$ 30,735	240,000	$ 300,000	$ 1,050,000	$ 150,000	$ 600,000	$ 76,942